Capital Management - Summary of Capital (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Restricted funds	₨ 6,900	$ 91	₨ 6,352
Non-current bank deposits	2,017	27	1,107
Part Of Total Cash [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Non-current bank deposits	₨ 2,017	$ 27	₨ 1,107